UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 118.6%

Information Technology — 27.7%
Adobe Systems, Inc.*	21,760	$3,246,157
Apple, Inc.	17,705	2,728,695
Applied Materials, Inc.	17,845	929,546
Arrow Electronics, Inc.*	3,119	250,799
Broadcom Ltd.	3,351	812,752
Cadence Design Systems, Inc.*	2,940	116,042
Cars.com, Inc.*	1	27
CDW Corp.	13,456	888,096
Cognizant Technology Solutions Corp. - Class A	3,349	242,936
Dell Technologies, Inc. - Class V*	16,194	1,250,339
DST Systems, Inc.	11,570	634,962
eBay, Inc.*	51,837	1,993,651
Electronic Arts, Inc.*	20,155	2,379,499
Facebook, Inc. - Class A*	28,719	4,907,216
First Data Corp.*	6,824	123,105
Hewlett Packard Enterprise Co.	72,905	1,072,433
HP, Inc.	87,917	1,754,823
Mastercard, Inc. - Class A	15,700	2,216,840
Micro Focus International PLC ADR*	11,775	375,622
Micron Technology, Inc.*	4,807	189,059
Microsoft Corp.	5,869	437,182
NVIDIA Corp.	3,527	630,522
PayPal Holdings, Inc.*	18,039	1,155,037
Skyworks Solutions, Inc.	1,500	152,850
Take-Two Interactive Software, Inc.*	7,519	768,667
Texas Instruments, Inc.	44,311	3,972,038
Versum Materials, Inc.	1,515	58,812
		33,287,707

Health Care — 17.8%
AbbVie, Inc.	20,540	1,825,184
Baxter International, Inc.	54,246	3,403,936
Biogen, Inc.*	4,549	1,424,383
Celgene Corp.*	9,797	1,428,599
Exelixis, Inc.*	1,035	25,078
Express Scripts Holding Co.*	12,676	802,644
Gilead Sciences, Inc.	19,208	1,556,232
HCA Holdings, Inc.*	22,535	1,793,561
IDEXX Laboratories, Inc.*	837	130,145
Johnson & Johnson	8,519	1,107,555
Merck & Co., Inc.	70,800	4,533,324
Pfizer, Inc.	14,756	526,789
UnitedHealth Group, Inc.	5,652	1,106,944
Vertex Pharmaceuticals, Inc.*	11,680	1,775,827
		21,440,201

Consumer Discretionary — 14.6%
Amazon.com, Inc.*	753	723,897
Best Buy Co., Inc.	2,915	166,038
Burlington Stores, Inc.*	12,413	1,184,945
Delphi Automotive PLC (United Kingdom)	4,528	445,555
Home Depot, Inc. (The)	12,635	2,066,581
Live Nation Entertainment, Inc.*	65,320	2,844,686
Lowe's Cos., Inc.	27,889	2,229,447
McDonald's Corp.	5,312	832,284
Netflix, Inc.*	159	28,835
NVR, Inc.*	195	556,725
PVH Corp.	2,997	377,802
TJX Cos (The), Inc.	714	52,643
Ulta Beauty, Inc.*	3,918	885,703
Walt Disney Co. (The)	31,663	3,121,022
Yum China Holdings, Inc.*	51,673	2,065,370
		17,581,533

Financials — 13.3%
Annaly Capital Management, Inc. REIT
REIT	7,685	93,680
Assured Guaranty Ltd. (Bermuda)	21,200	800,300
Bank of America Corp.	203,941	5,167,865
Bank of New York Mellon Corp. (The)	43,504	2,306,582
Berkshire Hathaway, Inc. - Class B*	4,896	897,535
Comerica, Inc.	3,214	245,100
New Residential Investment Corp. REIT	10,843	181,403
Popular, Inc. (Puerto Rico)	5,999	215,604
Progressive Corp. (The)	68,865	3,334,443
Synovus Financial Corp.	817	37,631
US Bancorp	35,432	1,898,801
Western Alliance Bancorp*	14,932	792,591
		15,971,535

Industrials — 10.6%
3M Co.	7,543	1,583,276
Boeing Co. (The)	10,428	2,650,902
Expeditors International of Washington, Inc.	4,470	267,574
FedEx Corp.	12,089	2,727,037
Fortive Corp.	10,871	769,558
Honeywell International, Inc.	3,201	453,710
ITT, Inc.	5,259	232,816
Northrop Grumman Corp.	3,589	1,032,627
Southwest Airlines Co.	27,904	1,562,066
Spirit AeroSystems Holdings, Inc. - Class A	6,998	543,885
Waste Management, Inc.	11,514	901,201
		12,724,652

Consumer Staples — 9.4%
Altria Group, Inc.	24,848	1,575,860
Bunge Ltd.	466	32,368
Mondelez International, Inc. - Class A	31,193	1,268,307
PepsiCo, Inc.	14,737	1,642,144
Philip Morris International, Inc.	28,514	3,165,339
Sprouts Farmers Market, Inc.*	16,132	302,798
US Foods Holding Corp.*	90,838	2,425,375
Walgreens Boots Alliance, Inc.	11,034	852,045
		11,264,236

Energy — 8.1%
Anadarko Petroleum Corp.	35,705	1,744,189
Baker Hughes a GE Co.	78,436	2,872,326
CONSOL Energy, Inc.*	12,690	214,969

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 118.6% (Continued)

Energy — (Continued)
Devon Energy Corp.	70,347	$2,582,438
Exxon Mobil Corp.	9,393	770,038
QEP Resources, Inc.*	134,610	1,153,608
Williams Cos., Inc. (The)	12,835	385,178
		9,722,746

Utilities — 6.0%
American Electric Power Co., Inc.	25,560	1,795,334
Avangrid, Inc.	21,127	1,001,842
Edison International	7,805	602,312
Exelon Corp.	56,704	2,136,040
MDU Resources Group, Inc.	4,651	120,694
NextEra Energy, Inc.	6,551	960,049
PG&E Corp.	3,485	237,294
PPL Corp.	6,839	259,540
Vistra Energy Corp.	6,671	124,681
		7,237,786

Real Estate — 5.4%
CBRE Group, Inc. - Class A, REIT*	32,522	1,231,933
Colony NorthStar, Inc. - Class A, REIT	202,149	2,538,991
Columbia Property Trust, Inc. REIT	27,877	606,882
Howard Hughes Corp. (The)*	5,638	664,889
JBG SMITH Properties REIT*	709	24,255
Lamar Advertising Co.- Class A, REIT	2,562	175,574
Liberty Property Trust REIT	5,412	222,217
Park Hotels & Resorts, Inc. REIT	739	20,367
Rayonier, Inc., REIT	34,958	1,009,937
		6,495,045

Materials — 3.9%
Berry Global Group, Inc.*	44,039	2,494,809
Celanese Corp. - Series A	1,721	179,449
Chemours Co. (The)	3,046	154,158
Freeport-McMoRan, Inc.*	92,256	1,295,274
Tahoe Resources, Inc. (Canada)	52,741	277,945
Valvoline, Inc.	2,600	60,970
WestRock Co.	3,921	222,438
		4,685,043

Telecommunication Services — 1.8%
Verizon Communications, Inc.	44,142	2,184,588
Total Common Stocks		$142,595,072

Short-Term Investment Fund — 2.5%
Dreyfus Government Cash
Management, Institutional Shares, 0.92%∞Ω	2,946,941	2,946,941

Total Long Positions
(Cost $138,562,248)		$145,542,013

Securities Sold Short — (19.8%)

Common Stocks — (19.8%)

Information Technology — (5.3%)
Cavium, Inc.*	(828)	(54,598)
Cypress Semiconductor Corp.	(39,363)	(591,232)
FireEye, Inc.*	(72,886)	(1,222,298)
First Solar, Inc.*	(539)	(24,729)
Nuance Communications, Inc.*	(80,133)	(1,259,691)
Palo Alto Networks, Inc.*	(9,043)	(1,303,096)
Symantec Corp.	(58,684)	(1,925,422)
		(6,381,066)

Health Care — (3.2%)
Agios Pharmaceuticals, Inc.*	(3,834)	(255,921)
Alnylam Pharmaceuticals, Inc.*	(8,214)	(965,063)
DexCom, Inc.*	(2,936)	(143,644)
Endo International PLC (Ireland)*	(92,990)	(796,459)
Envision Healthcare Corp.*	(14,571)	(654,966)
Intercept Pharmaceuticals, Inc.*	(9,390)	(544,996)
Juno Therapeutics, Inc.*	(9,106)	(408,495)
Neurocrine Biosciences, Inc.*	(1,148)	(70,349)
		(3,839,893)

Financials — (2.6%)
CIT Group, Inc.	(11,863)	(581,880)
Interactive Brokers Group, Inc. - Class A	(41,873)	(1,885,960)
New York Community Bancorp, Inc.	(37,526)	(483,710)
TFS Financial Corp.	(8,265)	(133,314)
		(3,084,864)

Utilities — (1.9%)
FirstEnergy Corp.	(75,612)	(2,331,118)

Consumer Discretionary — (1.7%)
Adient PLC	(12,893)	(1,082,883)
Dunkin' Brands Group, Inc.	(8,795)	(466,839)
Tesla, Inc.*	(79)	(26,947)
TripAdvisor, Inc.*	(11,883)	(481,619)
		(2,058,288)

Consumer Staples — (1.4%)
Casey's General Stores, Inc.	(15,109)	(1,653,680)
TreeHouse Foods, Inc.*	(536)	(36,303)
		(1,689,983)

Industrials — (1.4%)
American Airlines Group, Inc.	(7,185)	(341,216)
Gardner Denver Holdings, Inc.*	(48,235)	(1,327,427)
		(1,668,643)

Materials — (0.9%)
Bemis Co., Inc.	(25,284)	(1,152,192)

Energy — (0.8%)
Kosmos Energy Ltd.*	(43,338)	(344,970)
Weatherford International PLC (Switzerland)*	(131,981)	(604,473)
		(949,443)

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (19.8%) (Continued)

Real Estate — (0.6%)
Federal Realty Investment Trust, REIT	(1,068)	$(132,656)
Spirit Realty Capital, Inc., REIT	(38,221)	(327,554)
Taubman Centers, Inc., REIT	(4,817)	(239,405)
		(699,615)
Total Common Stocks		$(23,855,105)
Total Securities Sold Short
(Proceeds $22,917,032)		$(23,855,105)

	Number
	of	Notional
	Contracts	Amount

Written Options — (1.9%)

Written Call Options — (1.9%)
NASDAQ 100 Stock Index
October 2017
Strike Price $5,840	(11)	$(6,577,228)	$(197,560)
Philadelphia Stock
Exchange Utility Index
November 2017
Strike Price $735	(37)	(2,490,285)	(1,888)
Russell 2000 Index
November 2017
Strike Price $1,530	(97)	(14,461,352)	(141,426)
Russell 2000 Index
September 2017
Strike Price $1,540	(70)	(10,436,027)	(350)
Russell 2000 Index
September 2017
Strike Price $1,550	(50)	(7,454,305)	(250)
S&P 500 Index
December 2017
Strike Price $2,660	(54)	(13,604,544)	(11,610)
S&P 500 Index
November 2017
Strike Price $2,410	(135)	(34,011,360)	(1,548,450)
S&P 500 Index
November 2017
Strike Price $2,625	(30)	(7,558,080)	(4,140)
S&P 500 Index
October 2017
Strike Price $2,500	(32)	(8,061,952)	(83,072)
S&P 500 Index
October 2017
Strike Price $2,500	(62)	(15,620,032)	(170,500)
S&P 500 Index
October 2017
Strike Price $2,520	(32)	(8,061,952)	(57,920)
			(2,217,166)

Written Put Options — (0.0%)
S&P 500 Index
October 2017
Strike Price $2,490	(6)	(1,511,616)	(4,680)
S&P 500 Index
October 2017
Strike Price $2,495	(10)	(2,519,360)	(8,900)
			$(13,580)

Total Written Options
(Premiums received $1,946,333)			(2,230,746)

Total —99.4%			$119,456,162

Other Assets in Excess of Liabilities — 0.6%			757,615

Net Assets — 100.0%			$120,213,777

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of September 30, 2017 was $142,595,072.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

3

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	$142,595,072	$—	$—	$142,595,072
Short-Term Investment Fund	2,946,941	—	—	2,946,941
Total Assets	$145,542,013	$—	$—	$145,542,013
Liabilities:
Securities Sold Short
Common Stocks	$(23,855,105)	$—	$—	$(23,855,105)
Other Financial Instruments
Written Options
Equity Contracts	(2,230,746)	—	—	(2,230,746)
Total Liabilities	$(26,085,851)	$—	$—	$(26,085,851)
Total	$119,456,162	$—	$—	$119,456,162

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 98.8%

Alternative Funds — 47.0%
Touchstone Arbitrage Fund	999,285	$10,392,562
Touchstone Dynamic Equity Fund	578,471	9,342,301
		19,734,863

Fixed Income Funds — 41.9%
Touchstone Credit Opportunities Fund	600,679	6,325,151
Touchstone Flexible Income Fund	647,167	7,105,896
Touchstone Total Return Bond Fund	409,736	4,154,718
		17,585,765

Equity Funds — 9.9%
Touchstone Focused Fund	93,590	4,175,053
Total Affiliated Mutual Funds		$41,495,681

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash
Management, Institutional Shares, 0.92%∞Ω	426,392	426,392

Total Investment Securities —99.8%
(Cost $40,685,700)		$41,922,073

Other Assets in Excess of Liabilities — 0.2%		86,860

Net Assets — 100.0%		$42,008,933

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$41,495,681	$—	$—	$41,495,681
Short-Term Investment Fund	426,392	—	—	426,392
Total	$41,922,073	$—	$—	$41,922,073

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 77.8%

Fixed Income Funds — 58.0%
Touchstone Credit Opportunities Fund	927,248	$9,763,918
Touchstone Flexible Income Fund	508,739	5,585,956
Touchstone High Yield Fund	660,032	5,715,879
Touchstone Total Return Bond Fund	1,172,768	11,891,868
		32,957,621

Equity Funds — 19.8%
Touchstone International Value Fund	358,427	2,820,819
Touchstone Premium Yield Equity Fund, Class Y	598,137	5,610,523
Touchstone Value Fund	279,146	2,858,451
		11,289,793
Total Affiliated Mutual Funds		$44,247,414

Exchange Traded Funds — 17.4%
iShares International Select Dividend ETF	51,990	1,755,182
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	120,720	2,317,824
Vanguard Emerging Markets Government Bond ETF	14,400	1,168,560
Vanguard Global ex-U.S. Real Estate ETF	20,020	1,189,388
Vanguard REIT ETF	27,690	2,300,762
WisdomTree Emerging Markets High Dividend ETF	26,970	1,159,710
Total Exchange Traded Funds		$9,891,426

Exchange Traded Notes — 3.8%
JPMorgan Alerian MLP Index ETN	77,305	2,181,547

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash
Management, Institutional Shares, 0.92%∞Ω	556,179	556,179

Total Investment Securities —100.0%
(Cost $55,440,930)		$56,876,566

Liabilities in Excess of Other Assets — 0.0%		(26,606)

Net Assets — 100.0%		$56,849,960

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$44,247,414	$—	$—	$44,247,414
Exchange Traded Funds	9,891,426	—	—	9,891,426
Exchanged Traded Notes	2,181,547	—	—	2,181,547
Short-Term Investment Fund	556,179	—	—	556,179
Total	$56,876,566	$—	$—	$56,876,566

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 80.8%

Equity Funds — 50.4%
Touchstone Growth Opportunities Fund	99,810	$3,456,421
Touchstone International Growth Fund	943,004	11,721,545
Touchstone International Small Cap Fund	125,527	2,333,550
Touchstone International Value Fund	1,774,922	13,968,637
Touchstone Mid Cap Fund	112,524	3,466,878
Touchstone Sands Capital Emerging Markets Growth Fund*	268,163	3,357,401
Touchstone Sands Capital Institutional Growth Fund	239,563	5,692,019
Touchstone Small Cap Value Opportunities Fund	124,334	2,310,125
Touchstone Value Fund	1,117,381	11,441,981
		57,748,557

Fixed Income Funds — 26.4%
Touchstone Credit Opportunities Fund	417,020	4,391,222
Touchstone Total Return Bond Fund	2,107,400	21,369,031
Touchstone Ultra Short Duration Fixed Income Fund	487,857	4,532,193
		30,292,446

Alternative Fund — 4.0%
Touchstone Dynamic Equity Fund	286,311	4,623,928
Total Affiliated Mutual Funds		$92,664,931

Exchange Traded Funds — 18.3%
iShares International Treasury Bond ETF	118,260	5,824,305
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	120,830	2,319,936
Vanguard FTSE Emerging Markets ETF	81,155	3,535,923
Vanguard Global ex-U.S. Real Estate ETF	20,046	1,190,933
Vanguard REIT ETF	27,690	2,300,762
Vanguard Total International Bond ETF	106,050	5,789,270
Total Exchange Traded Funds		$20,961,129

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash
Management, Institutional Shares, 0.92%∞Ω	1,114,132	1,114,132

Total Investment Securities —100.1%
(Cost $108,490,293)		$114,740,192

Liabilities in Excess of Other Assets — (0.1%)		(147,942)

Net Assets — 100.0%		$114,592,250

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$92,664,931	$—	$—	$92,664,931
Exchange Traded Funds	20,961,129	—	—	20,961,129
Short-Term Investment Fund	1,114,132	—	—	1,114,132
Total	$114,740,192	$—	$—	$114,740,192

See accompanying Notes to Portfolios of Investments.

7

Notes to Portfolios of Investments

September 30, 2017 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At September 30, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds.

During the period ended September 30, 2017, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

8

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Allocation Funds — The Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Dynamic Global Allocation Fund (collectively, the “Allocation Funds”) invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2017, the Dynamic Equity Fund had securities sold short with a fair value of $ (23,855,105) and pledged securities with a fair value of $142,595,072 as collateral and pledged cash collateral of $617,770 for both securities sold short and written options.

9

Notes to Portfolios of Investments (Unaudited) (Continued)

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of September 30, 2017, the Dynamic Equity Fund held written options with a fair value of $(2,230,746) and pledged securities with a fair value of $142,595,072 as collateral and pledged cash collateral of $617,770 for both securities sold short and written options.

Real Estate Investment Trust— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Average Volume Disclosure— For the period ended September 30, 2017, the average quarterly balances of premiums received for written options in the Dynamic Equity Fund was $1,864,874.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2017, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

10

Notes to Portfolios of Investments (Unaudited) (Continued)

				Gross	Gross
				Unrealized	Unrealized
				Appreciation	Depreciation
	Federal	Gross	Gross	on Short-	on Short-	Net
	Tax	Unrealized	Unrealized	Sales and	Sales and	Unrealized
Fund	Cost	Appreciation	Depreciation	Derivatives	Derivatives	Appreciation
Dynamic Equity Fund	$138,562,248	$9,351,258	$(2,371,493)	$1,706,562	$(2,929,048)	$5,757,279
Controlled Growth with Income Fund	40,685,700	1,245,933	(9,560)	—	—	1,236,373
Dynamic Diversified Income Fund	55,440,930	2,036,816	(601,180)	—	—	1,435,636
Dynamic Global Allocation Fund	108,490,293	6,985,022	(735,123)	—	—	6,249,899

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 11/22/2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 11/22/2017

* Print the name and title of each signing officer under his or her signature.